Intangible Assets	6 Months Ended
Jun. 30, 2022
Intangible Assets
Intangible Assets

Note 6 Intangible Assets

Intangible assets, which consists of Customer Relationships, are amortized on a straight-line basis over 15 years.  The entire gross carrying value balance of customer relationships as of June 30, 2022 relates to the acquisition of ANS and was recorded in the second quarter of the intangible assets is, a measurement period adjustment to Goodwill (see Note 5- Business Acquisitions) along. The amortization expense for the intangible assets of $861,222 is included within “Depreciation and amortization expense” for the three and six months ended June 30, 2022 on the Consolidated Statement of Operations. As of June 30, 2022, the following is included in “Intangible Assets” on the Consolidated Balance Sheet: with amortization expense of $861,222, upon finalization of purchase accounting, net consisted of the following:

	June 30, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$11,924,617	$(861,222)	$11,063,395
Total	$11,924,617	$(861,222)	$11,063,395